UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 2 Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® High Income Central Fund 2	9.60%	6.42%	8.65%

 A From March 31, 2008

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch℠ US High Yield Constrained Index performed over the same period.

Period Ending Values
$21,833	Fidelity® High Income Central Fund 2
$21,871	The BofA Merrill Lynch℠ US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  Helped by a resurgence in investor risk appetite, U.S. corporate high-yield bonds gained 8.78% for the year ending August 31, 2017, as measured by The BofA Merrill Lynch℠ US High Yield Constrained Index. The only interruption to a steady uptrend was in November 2016, when the energy-heavy high-yield market had its first negative month since January 2016 after bond yields backed up amid rising interest rates and a brief, sharp decline in oil prices. High-yield bonds bounced back strongly in December and maintained momentum into late July, rising along with other risk assets and supported by the view that the new administration’s agenda would be stimulative for the U.S. economy. While heightened geopolitical risk and some industry-specific developments hampered high yield in August, the strongly favorable environment for risk assets in the first half of the period prevailed overall. Accordingly, lower-quality bonds within the index fared best for the full year, roughly doubling the return of higher-quality tiers. By industry, gains were broad-based, with metals/mining, steel, chemicals and energy boosted by firming commodities prices and the potential for increased infrastructure spending in the U.S. Notable laggards included food & drug retail – the index’s lone negative result – and super retail, as well as the more defensive health care category.

Comments from Portfolio Manager Frederick Hoff:  For the fiscal year, the fund gained 9.60%, outpacing its benchmark, The BofA Merrill Lynch℠ US High Yield Constrained Index. Versus the benchmark, the fund benefited most from positioning in transportation ex air/rail, where a combination of security selection and an overweighting added value. Within this group, our top individual relative contributor was dry-bulk shipping company Navios Maritime, which benefited from an increase in shipping activity as commodity prices rebounded. Other notable contributors included security selection in utilities, banks & thrifts, and metals/mining. Among these groups, it helped to own electric company Dynegy and chemical producer Tronox, along with timely non-benchmark ownership of Peabody Energy, which we'd sold by period end. Elsewhere, overweighting for-profit education company Laureate Education was a plus. Conversely, positioning in food & drug retail and energy detracted. Security selection was negative in both groups – especially positions in supermarket operator BI-LO, oil and gas producer Denbury Resources, and offshore drilling contractor Noble, the latter of which we bought this period. It also hurt to overweight the weak food & drug retail industry. Lastly, the fund's biggest detractor was a cash position of about 6%, on average, which weighed on relative performance in a strong up market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.5	2.5
Dynegy, Inc.	2.0	1.4
Ortho-Clinical Diagnostics, Inc.	1.8	1.0
Freeport-McMoRan, Inc.	1.7	1.4
Valeant Pharmaceuticals International, Inc.	1.7	1.9
	9.7

Top Five Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.9	11.5
Energy	11.4	12.2
Telecommunications	8.4	9.1
Banks & Thrifts	5.9	6.5
Cable/Satellite TV	5.3	5.6

Quality Diversification (% of fund's net assets)

As of August 31, 2017
BBB	0.8%
BB	29.9%
B	45.5%
CCC,CC,C	14.4%
Not Rated	0.5%
Equities	1.0%
Short-Term Investments and Net Other Assets	7.9%

As of February 28, 2017
BBB	1.0%
BB	30.4%
B	42.6%
CCC,CC,C	16.1%
Not Rated	0.4%
Equities	1.1%
Short-Term Investments and Net Other Assets	8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Nonconvertible Bonds	80.9%
Convertible Bonds, Preferred Stocks	1.2%
Common Stocks	0.1%
Bank Loan Obligations	5.3%
Other Investments	4.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 22.3%

As of February 28, 2017*
Nonconvertible Bonds	79.2%
Convertible Bonds, Preferred Stocks	1.1%
Common Stocks	0.1%
Bank Loan Obligations	6.5%
Other Investments	4.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.4%

 * Foreign investments - 22.9%

Investments August 31, 2017

Showing Percentage of Net Assets

Corporate Bonds - 81.2%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$1,158,000	$969,101
Diversified Financial Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	1,500,000	1,098,750

TOTAL CONVERTIBLE BONDS		2,067,851

Nonconvertible Bonds - 80.9%
Aerospace - 0.4%
DAE Funding LLC:
4% 8/1/20 (b)	535,000	540,350
4.5% 8/1/22 (b)	670,000	683,400
5% 8/1/24 (b)	920,000	940,700
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	790,000	855,175
Orbital ATK, Inc. 5.5% 10/1/23	695,000	731,488
		3,751,113
Air Transportation - 0.1%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 11/15/21	306,449	324,836
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	159,263
XPO Logistics, Inc. 6.125% 9/1/23 (b)	725,000	756,719
		1,240,818
Automotive & Auto Parts - 0.9%
Allison Transmission, Inc. 5% 10/1/24 (b)	1,160,000	1,194,800
Lithia Motors, Inc. 5.25% 8/1/25 (b)	590,000	603,275
Penske Automotive Group, Inc. 5.5% 5/15/26	940,000	949,400
Tesla, Inc. 5.3% 8/15/25 (b)	3,220,000	3,175,564
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,935,000	2,019,656
		7,942,695
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
4.25% 4/15/21	2,345,000	2,421,213
5.75% 11/20/25	5,715,000	6,170,486
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,100,000	3,269,960
		11,861,659
Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 8/1/25	1,075,000	1,079,031
5% 4/1/24	170,000	175,313
CBS Radio, Inc. 7.25% 11/1/24 (b)	615,000	647,288
iHeartCommunications, Inc.:
9% 9/15/22	780,000	565,500
10.625% 3/15/23	1,205,000	882,663
11.25% 3/1/21 (b)	915,000	670,238
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	825,000	839,438
5% 8/1/27 (b)	1,365,000	1,402,538
5.375% 7/15/26 (b)	1,230,000	1,291,500
		7,553,509
Building Materials - 1.0%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	1,175,000	1,227,875
Building Materials Corp. of America:
5.5% 2/15/23 (b)	1,185,000	1,248,694
6% 10/15/25 (b)	1,165,000	1,252,375
CEMEX Finance LLC 6% 4/1/24 (b)	1,260,000	1,334,088
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	790,000	888,750
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	874,650
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	400,000	408,000
U.S. Concrete, Inc. 6.375% 6/1/24	875,000	945,000
USG Corp.:
4.875% 6/1/27 (b)	250,000	256,250
5.5% 3/1/25 (b)	495,000	525,938
		8,961,620
Cable/Satellite TV - 4.9%
Altice SA 7.75% 5/15/22 (b)	9,735,000	10,331,269
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	1,620,000	1,696,950
5.5% 5/15/26 (b)	3,150,000	3,333,094
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)	1,075,000	1,093,146
5.125% 2/15/23	670,000	692,613
5.125% 5/1/23 (b)	1,665,000	1,741,806
5.125% 5/1/27 (b)	3,315,000	3,414,450
5.5% 5/1/26 (b)	1,160,000	1,210,750
5.75% 9/1/23	1,160,000	1,206,400
5.875% 4/1/24 (b)	2,245,000	2,385,313
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	760,000	773,300
5.125% 12/15/21 (b)	1,654,000	1,682,945
CSC Holdings, Inc. 5.5% 4/15/27 (b)	2,075,000	2,165,781
DISH DBS Corp.:
5% 3/15/23	865,000	893,372
5.875% 7/15/22	550,000	594,688
6.75% 6/1/21	1,122,000	1,238,408
7.75% 7/1/26	385,000	451,894
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,797,516
Virgin Media Finance PLC 4.875% 2/15/22	845,000	794,300
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	930,000	983,475
VTR Finance BV 6.875% 1/15/24 (b)	940,000	998,750
Ziggo Bond Finance BV 6% 1/15/27 (b)	775,000	795,344
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	3,330,000	3,434,063
		43,709,627
Capital Goods - 1.4%
Amsted Industries, Inc. 5% 3/15/22 (b)	470,000	486,450
Belden, Inc. 5.25% 7/15/24 (b)	1,595,000	1,642,850
CNH Industrial NV 4.5% 8/15/23	775,000	816,656
General Cable Corp. 5.75% 10/1/22 (c)	8,674,000	8,869,165
SPX Flow, Inc.:
5.625% 8/15/24 (b)	385,000	397,513
5.875% 8/15/26 (b)	385,000	402,325
		12,614,959
Chemicals - 5.0%
A. Schulman, Inc. 6.875% 6/1/23	2,425,000	2,503,813
Axalta Coating Systems 4.875% 8/15/24 (b)	1,160,000	1,186,100
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,424,688
10% 10/15/25	1,455,000	1,793,288
CF Industries Holdings, Inc.:
3.45% 6/1/23	2,080,000	2,022,800
5.15% 3/15/34	4,030,000	3,798,275
5.375% 3/15/44	2,735,000	2,495,688
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,250,000	2,356,875
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,375,913
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	2,875,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	1,285,000	1,285,000
5.25% 6/1/27 (b)	1,445,000	1,441,388
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,725,000	1,789,688
The Chemours Co. LLC:
5.375% 5/15/27	390,000	406,575
6.625% 5/15/23	1,985,000	2,106,581
7% 5/15/25	3,075,000	3,390,188
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)	1,075,000	1,099,188
Tronox Finance LLC 6.375% 8/15/20	6,925,000	7,037,531
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	335,000	355,519
Valvoline, Inc. 4.375% 8/15/25 (b)	535,000	539,681
Versum Materials, Inc. 5.5% 9/30/24 (b)	480,000	505,200
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	645,000	701,438
5.625% 10/1/24 (b)	1,095,000	1,188,075
		43,803,492
Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	45,000	47,250
First Quality Finance Co., Inc. 5% 7/1/25 (b)	750,000	763,125
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,192,133
Wolverine World Wide, Inc. 5% 9/1/26 (b)	775,000	771,125
		2,773,633
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	3,885,000	3,991,838
6% 6/30/21 (b)	1,145,000	1,175,629
6% 2/15/25 (b)	1,043,000	1,110,795
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	382,338
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	385,000	386,925
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	971,250
5.375% 1/15/25 (b)	1,870,000	2,000,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	1,605,000	1,672,715
Silgan Holdings, Inc. 4.75% 3/15/25 (b)	1,190,000	1,219,750
		12,912,140
Diversified Financial Services - 4.6%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	770,000	788,519
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,094,579
Aircastle Ltd.:
5% 4/1/23	755,000	802,943
5.125% 3/15/21	1,210,000	1,282,600
AssuredPartners, Inc. 7% 8/15/25 (b)	375,000	377,775
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	2,205,000	2,407,640
CIT Group, Inc.:
5% 8/15/22	925,000	1,001,220
5.375% 5/15/20	1,600,000	1,718,000
FLY Leasing Ltd.:
6.375% 10/15/21	4,525,000	4,739,938
6.75% 12/15/20	590,000	615,075
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	655,000	704,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,960,000	1,979,600
6% 8/1/20	650,000	669,500
6.25% 2/1/22	445,000	458,906
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.34% 12/21/65 (b)(c)(f)	1,170,000	1,111,500
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.59% 12/21/65 (b)(c)(f)	1,750,000	1,660,313
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	359,000	341,948
International Lease Finance Corp. 5.875% 8/15/22	570,000	644,587
MSCI, Inc.:
4.75% 8/1/26 (b)	495,000	513,563
5.75% 8/15/25 (b)	520,000	565,448
Navient Corp.:
5% 10/26/20	345,000	354,056
6.625% 7/26/21	675,000	719,719
6.75% 6/25/25	2,140,000	2,204,200
7.25% 9/25/23	210,000	227,766
SLM Corp.:
4.875% 6/17/19	1,665,000	1,721,194
6.125% 3/25/24	1,020,000	1,040,400
7.25% 1/25/22	605,000	660,963
8% 3/25/20	2,370,000	2,615,888
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,115,588
8.25% 12/15/20	1,195,000	1,344,375
Tervita Escrow Corp. 7.625% 12/1/21 (b)	3,260,000	3,276,300
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	795,000	814,875
		40,573,103
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	2,220,000	2,269,950
7.625% 3/15/20	4,694,000	4,623,590
E.W. Scripps Co. 5.125% 5/15/25 (b)	240,000	243,000
Lamar Media Corp. 5.75% 2/1/26	535,000	577,131
MDC Partners, Inc. 6.5% 5/1/24 (b)	3,495,000	3,481,894
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	875,000	903,438
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	4,760,000	4,926,600
		17,025,603
Energy - 10.6%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25	865,000	875,813
5.75% 5/20/27	760,000	767,600
Antero Resources Corp.:
5.125% 12/1/22	890,000	892,225
5.625% 6/1/23 (Reg. S)	815,000	829,263
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,007,325
Baytex Energy Corp.:
5.125% 6/1/21 (b)	275,000	246,813
5.625% 6/1/24 (b)	830,000	703,425
Calfrac Holdings LP 7.5% 12/1/20 (b)	1,395,000	1,248,525
California Resources Corp. 8% 12/15/22 (b)	4,060,000	2,238,075
Callon Petroleum Co. 6.125% 10/1/24	335,000	340,025
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	980,000	1,014,300
Chesapeake Energy Corp.:
4.875% 4/15/22	670,000	592,950
5.375% 6/15/21	2,625,000	2,401,875
5.75% 3/15/23	745,000	658,394
6.125% 2/15/21	606,000	577,215
8% 12/15/22 (b)	528,000	545,820
8% 1/15/25 (b)	1,355,000	1,305,881
8% 6/15/27 (b)	1,250,000	1,187,500
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	4,325,000	4,368,250
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	589,500
Consolidated Energy Finance SA 6.875% 6/15/25 (b)	980,000	1,019,200
Continental Resources, Inc.:
4.5% 4/15/23	770,000	758,450
5% 9/15/22	3,520,000	3,537,600
Covey Park Energy LLC 7.5% 5/15/25 (b)	720,000	722,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	325,238
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,685,813
Denbury Resources, Inc.:
4.625% 7/15/23	3,020,000	1,328,800
5.5% 5/1/22	2,150,000	983,625
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	535,000	535,000
Ensco PLC:
4.5% 10/1/24	780,000	569,400
5.2% 3/15/25	420,000	312,900
5.75% 10/1/44	1,156,000	742,730
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	885,000	911,550
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	425,213
FTS International, Inc. 6.25% 5/1/22	1,790,000	1,548,350
Genesis Energy LP/Genesis Energy Finance Corp. 6.5% 10/1/25	535,000	524,300
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	2,275,000	2,149,875
5.75% 10/1/25 (b)	810,000	781,650
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	575,000	598,000
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	428,475
6.125% 3/1/25	1,290,000	1,148,100
7.5% 11/1/23	1,870,000	1,799,875
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	230,000	236,325
4.875% 8/15/27 (b)	230,000	236,900
Noble Holding International Ltd.:
4.625% 3/1/21	455,000	387,888
5.25% 3/15/42	620,000	350,300
6.05% 3/1/41	755,000	453,000
7.7% 4/1/25 (c)	1,040,000	774,800
7.75% 1/15/24	5,305,000	4,098,006
NuStar Logistics LP 5.625% 4/28/27	460,000	487,600
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	160,200
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	575,000	575,000
6.25% 6/1/24 (b)	165,000	172,013
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,760,000	2,766,900
7.25% 6/15/25 (b)	3,190,000	3,158,100
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	155,000	158,891
PDC Energy, Inc. 6.125% 9/15/24 (b)	290,000	297,250
Range Resources Corp. 5% 3/15/23 (b)	1,415,000	1,397,313
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	756,525
5.625% 11/15/23	845,000	815,425
SemGroup Corp. 6.375% 3/15/25 (b)	1,175,000	1,157,375
SM Energy Co.:
5% 1/15/24	1,345,000	1,197,050
5.625% 6/1/25	1,995,000	1,805,475
6.125% 11/15/22	1,980,000	1,871,100
6.5% 11/15/21	650,000	628,063
6.5% 1/1/23	1,650,000	1,579,875
6.75% 9/15/26	520,000	490,100
Southwestern Energy Co.:
4.1% 3/15/22	4,770,000	4,400,325
5.8% 1/23/20 (c)	2,470,000	2,544,100
Summit Midstream Holdings LLC 5.75% 4/15/25	665,000	666,663
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23	1,735,000	1,828,256
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,317,488
5.125% 2/1/25 (b)	470,000	482,925
5.25% 5/1/23	330,000	337,425
5.375% 2/1/27 (b)	470,000	486,450
6.75% 3/15/24	235,000	254,388
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	600,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	882,000	896,333
6.125% 10/15/21	890,000	920,038
Transocean, Inc. 9% 7/15/23 (b)	770,000	818,125
Weatherford International Ltd.:
6.5% 8/1/36	540,000	448,200
7% 3/15/38	975,000	823,875
Weatherford International, Inc. 6.8% 6/15/37	780,000	659,100
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,268,500
Whiting Petroleum Corp.:
5.75% 3/15/21	535,000	502,900
6.25% 4/1/23	235,000	217,963
WPX Energy, Inc.:
5.25% 9/15/24	530,000	519,400
6% 1/15/22	665,000	685,781
8.25% 8/1/23	730,000	801,175
		93,718,502
Entertainment/Film - 0.8%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	785,000	736,919
6.125% 5/15/27	2,125,000	1,989,531
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	415,500
5.875% 3/15/25	2,285,000	2,383,255
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	1,147,889	1,132,106
		6,657,311
Environmental - 0.8%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)	360,000	367,200
Covanta Holding Corp.:
5.875% 3/1/24	1,787,000	1,789,234
5.875% 7/1/25	695,000	689,788
6.375% 10/1/22	1,081,000	1,110,728
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,919,000
		6,875,950
Food & Drug Retail - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,405,000	2,167,506
6.625% 6/15/24	1,255,000	1,197,898
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	7,234,000	6,239,325
9.375% 9/15/18 pay-in-kind (b)(c)	8,285,000	2,671,913
Performance Food Group, Inc. 5.5% 6/1/24 (b)	500,000	515,000
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,697,400
7.7% 2/15/27	364,000	349,440
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	6,255,000	4,581,788
		19,420,270
Food/Beverage/Tobacco - 4.1%
B&G Foods, Inc. 5.25% 4/1/25	1,040,000	1,068,600
Bumble Bee Acquisition Corp. 9% 12/15/17 (b)	1,821,000	1,824,460
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	6,655,000	6,530,219
Cott Beverages, Inc. 5.375% 7/1/22	70,000	72,713
Cott Holdings, Inc. 5.5% 4/1/25 (b)	1,555,000	1,624,975
ESAL GmbH 6.25% 2/5/23 (b)	4,905,000	4,770,113
JBS Investments GmbH:
7.25% 4/3/24 (b)	2,685,000	2,711,850
7.75% 10/28/20 (b)	2,030,000	2,080,750
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	785,000	786,963
7.25% 6/1/21 (b)	605,000	619,883
7.25% 6/1/21 (b)	2,250,000	2,305,350
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	1,055,000	1,087,969
4.875% 11/1/26 (b)	635,000	658,908
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,490,000	2,497,595
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	448,875
Post Holdings, Inc.:
5% 8/15/26 (b)	1,300,000	1,300,000
5.5% 3/1/25 (b)	1,115,000	1,159,600
5.75% 3/1/27 (b)	1,725,000	1,785,375
U.S. Foods, Inc. 5.875% 6/15/24 (b)	770,000	801,763
Vector Group Ltd. 6.125% 2/1/25 (b)	1,750,000	1,793,750
		35,929,711
Gaming - 1.2%
Boyd Gaming Corp. 6.375% 4/1/26	395,000	429,069
Eldorado Resorts, Inc. 6% 4/1/25	240,000	255,000
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	345,000	374,325
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	430,000	449,350
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	225,000	242,438
MCE Finance Ltd. 4.875% 6/6/25 (b)	365,000	366,454
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	1,100,000	1,119,250
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	772,200
8.625% 2/1/19	894,000	975,578
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	185,000	191,938
Scientific Games Corp.:
7% 1/1/22 (b)	1,885,000	2,012,238
10% 12/1/22	981,000	1,091,363
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	446,113
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	690,000	676,200
Wynn Macau Ltd. 5.25% 10/15/21 (b)	830,000	847,845
		10,249,361
Healthcare - 10.9%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	724,538
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,710,000	1,711,283
AmSurg Corp. 5.625% 7/15/22	985,000	1,024,400
Centene Corp. 4.75% 5/15/22	1,190,000	1,248,905
Community Health Systems, Inc.:
5.125% 8/1/21	6,385,000	6,392,981
6.25% 3/31/23	1,175,000	1,183,813
6.875% 2/1/22	17,056,000	14,135,093
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,460,988
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,312,871
5.125% 7/15/24	1,500,000	1,530,938
HCA Holdings, Inc.:
4.5% 2/15/27	775,000	785,656
5.25% 6/15/26	1,105,000	1,189,256
5.375% 2/1/25	3,515,000	3,708,325
5.875% 3/15/22	620,000	686,898
5.875% 5/1/23	1,150,000	1,258,100
5.875% 2/15/26	1,300,000	1,402,375
6.25% 2/15/21	1,045,000	1,128,600
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,030,000
5.75% 9/15/25	695,000	722,800
IMS Health, Inc. 5% 10/15/26 (b)	1,055,000	1,105,113
Kindred Healthcare, Inc.:
8% 1/15/20	4,905,000	4,868,213
8.75% 1/15/23	4,185,000	4,048,988
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	900,000	861,750
5.75% 8/1/22 (b)	730,000	719,050
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	490,000	508,375
5.5% 5/1/24	575,000	606,625
6.375% 3/1/24	735,000	798,394
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	8,885,000	8,707,300
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,114,447
5.5% 2/1/21	2,645,000	2,750,800
SP Finco LLC 6.75% 7/1/25 (b)	665,000	627,594
Teleflex, Inc. 4.875% 6/1/26	1,345,000	1,385,350
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,170,700
4.5% 4/1/21	220,000	224,400
6% 10/1/20	395,000	420,553
8.125% 4/1/22	644,000	676,200
THC Escrow Corp. III:
5.125% 5/1/25 (b)	2,150,000	2,163,330
7% 8/1/25 (b)	1,075,000	1,053,167
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	2,305,000	2,276,188
5.5% 3/1/23 (b)	830,000	697,200
5.625% 12/1/21 (b)	590,000	541,325
5.875% 5/15/23 (b)	4,365,000	3,721,163
6.125% 4/15/25 (b)	3,010,000	2,539,688
6.75% 8/15/21 (b)	800,000	766,000
7.25% 7/15/22 (b)	2,585,000	2,455,750
7.5% 7/15/21 (b)	1,785,000	1,751,531
VPI Escrow Corp. 6.375% 10/15/20 (b)	1,450,000	1,435,935
		96,632,949
Homebuilders/Real Estate - 2.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (b)	535,000	530,988
AV Homes, Inc. 6.625% 5/15/22	785,000	811,494
Beazer Homes U.S.A., Inc. 6.75% 3/15/25	1,040,000	1,094,600
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	270,000	281,475
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	470,000	492,325
CalAtlantic Group, Inc.:
5% 6/15/27	1,075,000	1,077,688
5.25% 6/1/26	385,000	396,550
5.875% 11/15/24	520,000	564,200
Howard Hughes Corp. 5.375% 3/15/25 (b)	1,005,000	1,005,663
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	796,313
Lennar Corp. 4.125% 1/15/22	865,000	890,950
M/I Homes, Inc. 5.625% 8/1/25 (b)	480,000	487,200
Mattamy Group Corp. 6.875% 12/15/23 (b)	345,000	351,038
Meritage Homes Corp. 5.125% 6/6/27 (b)	1,070,000	1,065,988
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	639,600
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	590,000	607,700
Starwood Property Trust, Inc. 5% 12/15/21	865,000	896,356
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	2,265,000	2,372,588
TRI Pointe Homes, Inc.:
5.25% 6/1/27	1,290,000	1,306,125
5.875% 6/15/24	300,000	318,750
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	349,313
5.875% 1/31/25	580,000	595,950
7% 8/15/22	1,030,000	1,068,625
		18,001,479
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	2,600,000	2,678,000
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,578,341
		4,256,341
Leisure - 0.5%
Carlson Travel, Inc. 9.5% 12/15/24 (b)	495,000	483,863
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)	535,000	561,750
Silversea Cruises 7.25% 2/1/25 (b)	385,000	414,838
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	520,000	524,576
5.5% 4/15/27 (b)	520,000	531,700
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	615,000	648,825
7.25% 11/30/21 (b)	1,295,000	1,390,378
		4,555,930
Metals/Mining - 3.0%
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	447,700
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	485,000	499,247
7.25% 5/15/22 (b)	245,000	251,738
7.25% 4/1/23 (b)	1,625,000	1,669,688
7.5% 4/1/25 (b)	4,385,000	4,489,144
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	625,000	645,313
5.125% 5/15/24 (b)	770,000	798,875
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,985,000	1,952,744
3.875% 3/15/23	4,660,000	4,613,400
4.55% 11/14/24	5,150,000	5,137,125
5.4% 11/14/34	1,540,000	1,482,250
6.75% 2/1/22	805,000	843,238
6.875% 2/15/23	770,000	834,488
Novelis Corp. 5.875% 9/30/26 (b)	775,000	807,938
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	1,090,000	1,111,800
Teck Resources Ltd. 8.5% 6/1/24 (b)	715,000	824,038
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)(e)	770,000	0
		26,408,726
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	335,000	350,913
Louisiana-Pacific Corp. 4.875% 9/15/24	385,000	394,144
NewPage Corp. 11.375% 12/31/2114 (d)(e)	4,069,642	0
		745,057
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (b)	240,000	250,800
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24(b)	1,065,000	1,078,313
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	535,000	549,044
5% 6/1/24 (b)	1,135,000	1,186,416
		2,813,773
Services - 2.2%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	1,705,000	1,274,488
APX Group, Inc.:
6.375% 12/1/19	557,000	569,449
7.625% 9/1/23 (b)	1,300,000	1,316,250
7.875% 12/1/22	2,310,000	2,506,350
8.75% 12/1/20	780,000	803,400
Aramark Services, Inc.:
4.75% 6/1/26	770,000	806,806
5% 4/1/25 (b)	1,040,000	1,097,512
5.125% 1/15/24	530,000	563,125
CDK Global, Inc. 4.875% 6/1/27 (b)	1,065,000	1,080,975
Corrections Corp. of America 5% 10/15/22	895,000	926,325
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)	750,000	774,375
Herc Rentals, Inc. 7.5% 6/1/22 (b)	346,000	378,870
Hertz Corp. 6.25% 10/15/22	675,000	627,750
IHS Markit Ltd.:
4.75% 2/15/25 (b)	955,000	1,017,075
5% 11/1/22 (b)	200,000	218,100
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	810,000	837,702
Prime Security One MS, Inc. 4.875% 7/15/32 (b)	540,000	500,175
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	285,000	296,400
The GEO Group, Inc. 6% 4/15/26	345,000	355,350
United Rentals North America, Inc.:
4.875% 1/15/28	1,075,000	1,085,750
5.5% 5/15/27	600,000	636,000
5.875% 9/15/26	1,975,000	2,149,788
		19,822,015
Steel - 0.3%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	715,000	748,963
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)	1,075,000	1,051,243
Commercial Metals Co. 4.875% 5/15/23	590,000	607,700
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	8,000	8,120
		2,416,026
Super Retail - 0.5%
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,158,750
Claire's Stores, Inc. 6.125% 3/15/20 (b)	890,000	409,400
DBP Holding Corp. 7.75% 10/15/20 (b)	1,085,000	585,900
JC Penney Corp., Inc.:
6.375% 10/15/36	281,000	202,320
7.4% 4/1/37	185,000	140,600
Netflix, Inc. 4.375% 11/15/26 (b)	430,000	419,250
PetSmart, Inc.:
5.875% 6/1/25 (b)	535,000	477,488
8.875% 6/1/25 (b)	535,000	445,388
Sonic Automotive, Inc. 6.125% 3/15/27	635,000	639,763
		4,478,859
Technology - 2.4%
CDW LLC/CDW Finance Corp.:
5% 9/1/25	505,000	526,463
5.5% 12/1/24	495,000	542,644
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,370,000	698,700
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	915,000	1,079,700
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	1,540,000	1,687,136
5.875% 6/15/21 (b)	1,435,000	1,504,526
7.125% 6/15/24 (b)	800,000	886,207
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	3,850,000	4,085,813
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	625,000	644,531
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,455,000	2,553,200
5.5% 2/1/25	224,000	236,589
Nuance Communications, Inc. 5.625% 12/15/26 (b)	2,070,000	2,160,563
Open Text Corp. 5.875% 6/1/26 (b)	770,000	834,488
Parametric Technology Corp. 6% 5/15/24	280,000	299,600
Qorvo, Inc. 6.75% 12/1/23	445,000	484,494
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	722,625
Symantec Corp. 5% 4/15/25 (b)	800,000	837,760
VeriSign, Inc.:
4.625% 5/1/23	695,000	714,981
4.75% 7/15/27 (b)	890,000	905,486
		21,405,506
Telecommunications - 7.8%
Altice Financing SA:
6.5% 1/15/22 (b)	1,290,000	1,341,600
6.625% 2/15/23 (b)	1,565,000	1,654,988
7.5% 5/15/26 (b)	2,865,000	3,137,748
Altice Finco SA:
7.625% 2/15/25 (b)	1,455,000	1,536,844
8.125% 1/15/24 (b)	2,665,000	2,880,732
Cincinnati Bell, Inc. 7% 7/15/24 (b)	1,130,000	1,118,700
CommScope Technologies Finance LLC:
5% 3/15/27 (b)	1,005,000	1,001,533
6% 6/15/25 (b)	405,000	430,313
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	250,000	261,250
5.375% 3/15/27 (b)	215,000	227,363
Frontier Communications Corp. 11% 9/15/25	3,830,000	3,336,888
GCI, Inc. 6.875% 4/15/25	1,835,000	1,963,450
Inmarsat Finance PLC 4.875% 5/15/22 (b)	395,000	401,913
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,305,000	1,924,675
7.5% 4/1/21	295,000	276,651
8% 2/15/24 (b)	1,085,000	1,168,057
Level 3 Financing, Inc.:
5.125% 5/1/23	1,210,000	1,229,663
5.25% 3/15/26	240,000	245,400
5.375% 1/15/24	925,000	945,535
5.375% 5/1/25	335,000	344,213
5.625% 2/1/23	830,000	854,900
Neptune Finco Corp.:
6.625% 10/15/25 (b)	3,340,000	3,657,300
10.125% 1/15/23 (b)	760,000	880,422
10.875% 10/15/25 (b)	369,000	453,870
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,790,000	1,926,488
SFR Group SA:
6% 5/15/22 (b)	1,865,000	1,965,206
6.25% 5/15/24 (b)	695,000	731,488
7.375% 5/1/26 (b)	1,955,000	2,111,439
Sprint Capital Corp. 6.875% 11/15/28	1,685,000	1,853,500
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,420,106
Sprint Corp.:
7.125% 6/15/24	4,660,000	5,126,000
7.25% 9/15/21	2,340,000	2,579,850
7.875% 9/15/23	3,935,000	4,496,249
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,211,813
6% 4/15/24	1,840,000	1,957,300
6.125% 1/15/22	1,155,000	1,204,088
6.5% 1/15/26	630,000	697,725
6.625% 4/1/23	3,625,000	3,819,844
Telecom Italia Capital SA 6.375% 11/15/33	770,000	879,725
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	735,000	823,200
ViaSat, Inc. 6.875% 6/15/20	870,000	887,944
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	2,455,000	2,485,688
7.375% 4/23/21 (b)	290,000	301,519
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	1,270,000	1,347,762
		69,100,942
Transportation Ex Air/Rail - 1.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,620,000	2,168,050
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	7,650,000	6,215,625
8.125% 2/15/19	2,475,000	2,320,808
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	420,000	410,025
Teekay Corp. 8.5% 1/15/20	5,115,000	5,166,150
		16,280,658
Utilities - 4.7%
Calpine Corp. 5.75% 1/15/25	3,645,000	3,343,194
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	1,540,000	1,713,250
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,920,000	2,088,000
Dynegy, Inc.:
7.375% 11/1/22	2,585,000	2,675,475
7.625% 11/1/24	12,295,000	12,679,219
8% 1/15/25 (b)	1,495,000	1,537,981
8.125% 1/30/26 (b)	765,000	789,863
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,130,000	1,138,475
7% 6/15/23	3,060,000	3,067,650
InterGen NV 7% 6/30/23 (b)	7,485,000	7,335,300
NRG Energy, Inc. 7.875% 5/15/21	70,000	72,275
NRG Yield Operating LLC 5% 9/15/26	775,000	792,438
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	798,110	859,963
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	440,000	460,900
PPL Energy Supply LLC 6.5% 6/1/25	810,000	591,300
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	223,000	219,098
The AES Corp.:
3 month U.S. LIBOR + 3.000% 4.2018% 6/1/19 (c)(f)	180,000	180,225
5.125% 9/1/27	535,000	544,363
6% 5/15/26	1,515,000	1,617,263
		41,706,232

TOTAL NONCONVERTIBLE BONDS		716,450,369

TOTAL CORPORATE BONDS
(Cost $702,292,517)		718,518,220
	Shares	Value

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (e)(g)	13,838	448,074
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	3,722	30,260

TOTAL AUTOMOTIVE & AUTO PARTS		478,334

Banks & Thrifts - 0.0%
CIT Group, Inc.	1,105	49,559
Environmental - 0.0%
Tervita Corp. Class A (e)	10,214	62,572
TOTAL COMMON STOCKS
(Cost $1,707,565)		590,465

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.5%
Energy - 0.3%
Chesapeake Energy Corp. Series A 5.75%	5,300	2,845,438
Telecommunications - 0.2%
Crown Castle International Corp. Series A 6.875%	1,980	2,196,216

TOTAL CONVERTIBLE PREFERRED STOCKS		5,041,654

Nonconvertible Preferred Stocks - 0.4%
Environmental - 0.4%
Tervita Corp. Series A (e)	559,673	3,428,627
TOTAL PREFERRED STOCKS
(Cost $8,782,520)		8,470,281
	Principal Amount	Value

Bank Loan Obligations - 5.3%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (e)	62,795	62,638
Broadcasting - 0.2%
CBS Radio, Inc.:
term loan 3 month U.S. LIBOR + 3.500% 4.7361% 10/17/23 (c)(f)	1,760,791	1,770,335
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (f)(h)	170,000	170,284

TOTAL BROADCASTING		1,940,619

Cable/Satellite TV - 0.4%
Charter Communication Operating LLC term loan:
3 month U.S. LIBOR + 2.000% 3.24% 7/1/20 (c)(f)	832,617	834,699
3 month U.S. LIBOR + 2.000% 3.24% 1/3/21 (c)(f)	1,182,946	1,185,572
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9767% 1/31/25 (c)(f)	1,320,000	1,322,561

TOTAL CABLE/SATELLITE TV		3,342,832

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0495% 8/21/23 (c)(f)	829,012	830,272
SRAM LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7572% 3/15/24 (c)(f)	589,417	592,364

TOTAL CAPITAL GOODS		1,422,636

Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 3/19/20 (c)(f)	958,690	959,140
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3119% 8/8/24 (c)(f)	80,000	80,350

TOTAL CHEMICALS		1,039,490

Containers - 0.1%
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 5/22/24 (c)(f)	150,000	150,750
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/5/23 (c)(f)	1,171,165	1,171,727

TOTAL CONTAINERS		1,322,477

Diversified Financial Services - 0.1%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5328% 7/12/24 (c)(f)	1,100,000	1,103,663
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4806% 3/16/24 (c)(f)	721,875	724,734
Energy - 0.5%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6033% 12/31/21 (c)(f)	825,000	873,122
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 4/16/21 (c)(f)	3,640,000	3,262,350

TOTAL ENERGY		4,135,472

Environmental - 0.1%
Hd Supply Waterworks Ltd. term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (c)(f)	705,000	705,881
Gaming - 0.4%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 5/8/21 (c)(f)	1,782,093	1,786,174
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 4/18/24 (c)(f)	1,450,000	1,452,175
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5122% 8/14/24 (c)(f)	620,000	624,185

TOTAL GAMING		3,862,534

Healthcare - 1.0%
Albany Molecular Research, Inc. term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/27/24 (c)(f)	70,000	70,000
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (c)(f)	870,921	866,148
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8125% 4/9/21 (c)(f)	1,175,306	1,171,263
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 6/30/21 (c)(f)	6,732,541	6,745,064
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 12/31/22 (c)(f)	385,000	375,856

TOTAL HEALTHCARE		9,228,331

Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 11/22/23 (c)(f)	109,725	110,959
Asurion LLC:
term loan 3 month U.S. LIBOR + 6.000% 7.2389% 8/4/25 (c)(f)	255,000	260,207
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 11/3/23 (c)(f)	605,000	607,269
NFP Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 1/6/24 (c)(f)	1,100,000	1,104,125

TOTAL INSURANCE		2,082,560

Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 3/14/22 (c)(f)	129,675	128,249
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5113% 2/17/24 (c)(f)	283,695	282,719
Services - 0.2%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (c)(f)	450,000	451,913
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 4/26/24 (c)(f)	1,511,213	1,516,880

TOTAL SERVICES		1,968,793

Steel - 0.3%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.2356% 8/23/23 (c)(f)	2,525,000	2,550,250
Super Retail - 0.2%
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3% 10/11/19 (c)(f)	735,050	573,802
Sears Holdings Corp. Tranche ABL, term loan 3 month U.S. LIBOR + 4.500% 5.7356% 6/30/18 (c)(f)	893,129	882,707

TOTAL SUPER RETAIL		1,456,509

Technology - 0.5%
First Data Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7361% 4/26/24 (c)(f)	543,479	543,479
Information Resources, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4861% 1/18/24 (c)(f)	184,538	185,691
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8113% 11/1/23 (c)(f)	1,741,261	1,754,582
Renaissance Learning, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/9/21 (c)(f)	817,034	821,797
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 1/27/23 (c)(f)	1,077,300	1,084,927

TOTAL TECHNOLOGY		4,390,476

Telecommunications - 0.4%
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4839% 9/27/23 (c)(f)	680,268	688,601
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (c)(f)	2,084,775	2,055,234
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (c)(f)	613,463	613,463

TOTAL TELECOMMUNICATIONS		3,357,298

Transportation Ex Air/Rail - 0.1%
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.79% 6/22/22 (c)(f)	690,000	684,825
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 11/30/23 (c)(f)	1,141,853	1,148,510
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9792% 12/14/23 (c)(f)	358,200	358,712

TOTAL UTILITIES		1,507,222

TOTAL BANK LOAN OBLIGATIONS
(Cost $47,064,888)		47,300,208

Preferred Securities - 4.6%
Banks & Thrifts - 4.6%
Bank of America Corp.:
6.1% (c)(i)	1,850,000	2,079,581
6.25% (c)(i)	1,320,000	1,491,033
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,907,678
Barclays PLC:
6.625% (c)(i)	6,135,000	6,344,437
8.25% (c)(i)	1,460,000	1,573,597
BNP Paribas SA 6.75% (b)(c)(i)	1,555,000	1,712,623
Citigroup, Inc.:
5.875% (c)(i)	4,445,000	4,757,146
6.3% (c)(i)	910,000	1,007,743
Credit Agricole SA:
6.625% (b)(c)(i)	1,410,000	1,470,069
7.875% (b)(c)(i)	1,995,000	2,269,272
8.125% (b)(c)(i)	780,000	936,355
Credit Suisse Group AG:
6.25% (b)(c)(i)	560,000	600,772
7.5% (b)(c)(i)	855,000	976,242
Deutsche Bank AG 7.5% (c)(i)	710,000	762,618
Goldman Sachs Group, Inc. 5.375% (c)(i)	670,000	707,956
JPMorgan Chase & Co.:
6.125% (c)(i)	470,000	526,166
6.75% (c)(i)	910,000	1,044,849
Lloyds Banking Group PLC 7.5% (c)(i)	1,960,000	2,212,156
Royal Bank of Scotland Group PLC:
7.5% (c)(i)	2,355,000	2,514,762
8% (c)(i)	590,000	661,317
8.625% (c)(i)	1,610,000	1,806,848
Societe Generale:
6% (b)(c)(i)	220,000	223,305
8% (b)(c)(i)	1,740,000	2,060,009
TOTAL PREFERRED SECURITIES
(Cost $37,112,559)		40,646,534

	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.11% (j)
(Cost $59,349,224)	59,345,332	59,357,201
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $856,309,273)		874,882,909
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,418,164
NET ASSETS - 100%		$885,301,073

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,221,596 or 40.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 instrument

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$467,271
Total	$467,271

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$478,334	$--	$--	$478,334
Energy	2,845,438	--	2,845,438	--
Financials	49,559	49,559	--	--
Industrials	3,491,199	--	--	3,491,199
Real Estate	2,196,216	--	2,196,216	--
Corporate Bonds	718,518,220	--	718,518,220	--
Bank Loan Obligations	47,300,208	--	47,237,570	62,638
Preferred Securities	40,646,534	--	40,646,534	--
Money Market Funds	59,357,201	59,357,201	--	--
Total Investments in Securities:	$874,882,909	$59,406,760	$811,443,978	$4,032,171

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.7%
Canada	4.4%
Luxembourg	4.0%
United Kingdom	2.8%
Netherlands	1.9%
Marshall Islands	1.7%
France	1.5%
Cayman Islands	1.0%
Bermuda	1.0%
Austria	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $796,960,049)	$815,525,708
Fidelity Central Funds (cost $59,349,224)	59,357,201
Total Investment in Securities (cost $856,309,273)		$874,882,909
Receivable for investments sold		2,713,160
Interest receivable		12,408,446
Distributions receivable from Fidelity Central Funds		60,105
Total assets		890,064,620
Liabilities
Payable for investments purchased	$656,749
Distributions payable	3,928,678
Other payables and accrued expenses	178,120
Total liabilities		4,763,547
Net Assets		$885,301,073
Net Assets consist of:
Paid in capital		$871,706,024
Distributions in excess of net investment income		(168,082)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,810,505)
Net unrealized appreciation (depreciation) on investments		18,573,636
Net Assets, for 7,780,651 shares outstanding		$885,301,073
Net Asset Value, offering price and redemption price per share ($885,301,073 ÷ 7,780,651 shares)		$113.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Dividends		$3,268,586
Interest		53,172,434
Income from Fidelity Central Funds		467,271
Total income		56,908,291
Expenses
Custodian fees and expenses	$19,864
Independent directors' fees and expenses	3,534
Legal	37,799
Miscellaneous	12
Total expenses before reductions	61,209
Expense reductions	(6,185)	55,024
Net investment income (loss)		56,853,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,099,134)
Fidelity Central Funds	2,241
Foreign currency transactions	(55)
Total net realized gain (loss)		(4,096,948)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,117,944
Fidelity Central Funds	7,977
Total change in net unrealized appreciation (depreciation)		27,125,921
Net gain (loss)		23,028,973
Net increase (decrease) in net assets resulting from operations		$79,882,240

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,853,267	$54,779,685
Net realized gain (loss)	(4,096,948)	(16,146,194)
Change in net unrealized appreciation (depreciation)	27,125,921	24,505,879
Net increase (decrease) in net assets resulting from operations	79,882,240	63,139,370
Distributions to shareholders from net investment income	(57,015,512)	(51,667,996)
Affiliated share transactions
Proceeds from sales of shares	–	40,817,659
Reinvestment of distributions	10,025,660	7,898,787
Net increase (decrease) in net assets resulting from share transactions	10,025,660	48,716,446
Total increase (decrease) in net assets	32,892,388	60,187,820
Net Assets
Beginning of period	852,408,685	792,220,865
End of period	$885,301,073	$852,408,685
Other Information
Distributions in excess of net investment income end of period	$(168,082)	$–
Shares
Sold	–	399,851
Issued in reinvestment of distributions	89,052	75,168
Net increase (decrease)	89,052	475,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Central Fund 2

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$110.82	$109.78	$118.45	$114.34	$113.92
Income from Investment Operations
Net investment income (loss)A	7.352	7.278	7.064	7.292	7.828
Net realized and unrealized gain (loss)	2.982	.631	(8.871)	3.876	(.180)
Total from investment operations	10.334	7.909	(1.807)	11.168	7.648
Distributions from net investment income	(7.374)	(6.869)	(6.863)	(7.058)	(7.228)
Total distributions	(7.374)	(6.869)	(6.863)	(7.058)	(7.228)
Net asset value, end of period	$113.78	$110.82	$109.78	$118.45	$114.34
Total ReturnB	9.60%	7.75%	(1.58)%	9.97%	6.79%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.01%	- %E	- %E	- %E	- %E
Expenses net of all reductions	.01%	- %E	- %E	- %E	- %E
Net investment income (loss)	6.54%	6.93%	6.19%	6.20%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$885,301	$852,409	$792,221	$872,004	$790,909
Portfolio turnover rateF	46%	47%	40%	56%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective September 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to September 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to September 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, certain conversion ratio adjustments, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,380,823
Gross unrealized depreciation	(22,392,394)
Net unrealized appreciation (depreciation)	$17,988,429
Tax Cost	$856,894,480

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(4,356,351)
Net unrealized appreciation (depreciation) on securities and other investments	$17,988,429

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(4,356,351)

The tax character of distributions paid was as follows:

August 31, 2017
Ordinary Income	$57,015,512

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $367,152,224 and $381,796,522, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,956.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,195.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,990.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 18, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.0104%	$1,000.00	$1,033.10	$.05
Hypothetical-C		$1,000.00	$1,025.15	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity High Income Central Fund 2 voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $27,829,382 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HICII-ANN-1017
1.861961.109

Fidelity® Specialized High Income Central Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Specialized High Income Central Fund	7.39%	5.58%	7.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch℠ BB US High Yield Constrained Index performed over the same period.

Period Ending Values
$20,321	Fidelity® Specialized High Income Central Fund
$21,817	The BofA Merrill Lynch℠ BB US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  Helped by a resurgence in investor risk appetite, U.S. corporate high-yield bonds gained 8.78% for the year ending August 31, 2017, as measured by The BofA Merrill Lynch℠ US High Yield Constrained Index. The only interruption to a steady uptrend was in November 2016, when the energy-heavy high-yield market had its first negative month since January 2016 after bond yields backed up amid rising interest rates and a brief, sharp decline in oil prices. High-yield bonds bounced back strongly in December and maintained momentum into late July, rising along with other risk assets and supported by the view that the new administration’s agenda would be stimulative for the U.S. economy. Although heightened geopolitical risk and some industry-specific developments hampered high yield in August, the strongly favorable environment for risk assets in the first half of the period prevailed overall. Accordingly, lower-quality bonds within the index fared best for the full year, roughly doubling the return of higher-quality tiers. By industry, gains were broad-based, with metals/mining, steel, chemicals and energy boosted by firming commodities prices and the potential for increased infrastructure spending in the U.S. Notable laggards included food & drug retail – the index’s lone negative result – and super retail, as well as the more defensive health care category.

Comments from Portfolio Manager Matthew Conti:  For the year, the fund gained 7.39%, ahead of the 7.09% return of its benchmark, The BofA Merrill Lynch℠ BB US High Yield Constrained Index. From a credit-quality perspective, security selection among B-rated bonds provided the biggest boost to performance versus the benchmark. At the sector/industry level, bond picks and an overweighting in banks & thrifts helped most, along with selections in telecommunications and diversified financial services. Conversely, positioning in energy was the largest relative detractor. The primary individual contributor for the year was an overweight stake in activist investor Carl Icahn’s namesake firm, Icahn Enterprises. Our investment in bonds issued by the diversified financial services holding company, the fund’s largest position, rose about 15% the past 12 months. Choosing to avoid telecommunications firm and benchmark component Frontier Communications also proved helpful, as the bonds returned -10%. Banks & thrifts that added value this period included Credit Agricole, Bank of America, Barclays Bank and Citigroup. On the flip side, an out-of-index stake in protein processor JBS hampered our relative result, as did a position in energy firm Noble, which I established in September 2016. Lastly, untimely ownership of Dish Network detracted, as the firm’s bond issues gained 11% but we missed out because I'd sold Dish in March.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.8	3.8
Wynn Macau Ltd.	2.7	2.8
T-Mobile U.S.A., Inc.	2.7	3.9
Bank of America Corp.	2.6	2.6
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5	2.1
	14.3

Top Five Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.5	12.1
Banks & Thrifts	9.7	10.1
Telecommunications	7.9	10.5
Diversified Financial Services	7.8	9.3
Technology	7.5	6.8

Quality Diversification (% of fund's net assets)

As of August 31, 2017
BBB	3.8%
BB	71.2%
B	20.7%
Short-Term Investments and Net Other Assets	4.3%

As of February 28, 2017
BBB	3.1%
BB	74.5%
B	17.9%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017 *
Nonconvertible Bonds	81.3%
Bank Loan Obligations	5.6%
Other Investments	8.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 26.3%

As of February 28, 2017 *
Nonconvertible Bonds	80.8%
Bank Loan Obligations	5.6%
Other Investments	9.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 29.3%

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.3%
	Principal Amount	Value
Aerospace - 1.0%
DAE Funding LLC:
4% 8/1/20 (a)	$435,000	$439,350
4.5% 8/1/22 (a)	5,545,000	5,655,900
5% 8/1/24 (a)	1,790,000	1,830,275

TOTAL AEROSPACE		7,925,525

Air Transportation - 1.9%
Air Canada 7.75% 4/15/21 (a)	1,820,000	2,082,262
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,726,758
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	6,082,800
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,959,900
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	313,158	343,691
5.5% 10/29/20	646,421	675,510
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	524,511	597,942
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	787,885	843,037

TOTAL AIR TRANSPORTATION		14,311,900

Automotive & Auto Parts - 0.5%
Tenneco, Inc. 5% 7/15/26	845,000	853,450
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	2,650,000	2,779,188

TOTAL AUTOMOTIVE & AUTO PARTS		3,632,638

Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,569,400
5.75% 11/20/25	1,700,000	1,835,490
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,829,018

TOTAL BANKS & THRIFTS		7,233,908

Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 12/15/22	625,000	644,531
4.75% 8/1/25	1,405,000	1,410,269
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,285,000	2,324,988
5% 8/1/27 (a)	2,145,000	2,203,988

TOTAL BROADCASTING		6,583,776

Building Materials - 1.9%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,550,000	1,588,750
5.125% 2/15/21 (a)	2,120,000	2,194,200
5.375% 11/15/24 (a)	7,395,000	7,727,775
6% 10/15/25 (a)	1,710,000	1,838,250
Eagle Materials, Inc. 4.5% 8/1/26	1,100,000	1,146,750

TOTAL BUILDING MATERIALS		14,495,725

Cable/Satellite TV - 5.4%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	9,515,000	9,966,963
5.5% 5/15/26 (a)	2,025,000	2,142,703
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	1,510,000	1,535,489
5.125% 2/15/23	550,000	568,563
5.125% 5/1/23 (a)	2,980,000	3,117,467
5.125% 5/1/27 (a)	3,580,000	3,687,400
5.5% 5/1/26 (a)	3,545,000	3,700,094
5.75% 2/15/26 (a)	1,570,000	1,659,788
5.875% 4/1/24 (a)	2,130,000	2,263,125
5.875% 5/1/27 (a)	2,500,000	2,656,250
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,025,000	2,113,594
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,202,700
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	678,438
5.5% 8/15/26 (a)	2,545,000	2,691,338
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,320,000	3,423,750

TOTAL CABLE/SATELLITE TV		41,407,662

Capital Goods - 0.0%
Belden, Inc. 5.25% 7/15/24 (a)	330,000	339,900
Chemicals - 1.6%
Axalta Coating Systems 4.875% 8/15/24 (a)	490,000	501,025
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	728,076
3.45% 6/1/23	2,305,000	2,241,613
4.5% 12/1/26 (a)	515,000	535,952
5.15% 3/15/34	110,000	103,675
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	3,210,000	3,210,000
5.25% 6/1/27 (a)	1,150,000	1,147,125
Olin Corp. 5.125% 9/15/27	1,500,000	1,552,500
Valvoline, Inc. 4.375% 8/15/25 (a)	1,510,000	1,523,213
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,025,000	1,078,813

TOTAL CHEMICALS		12,621,992

Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,475,000	1,548,750
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,215,000	1,245,375
4.625% 5/15/23 (a)	3,450,000	3,544,875
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,375,000	2,386,875
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	963,000
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,060,000	1,086,500

TOTAL CONTAINERS		9,226,625

Diversified Financial Services - 7.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,990,000	2,075,860
4.625% 7/1/22	1,410,000	1,519,768
5% 10/1/21	4,690,000	5,074,439
Aircastle Ltd.:
5% 4/1/23	520,000	553,020
5.125% 3/15/21	4,735,000	5,019,100
FLY Leasing Ltd. 6.375% 10/15/21	1,665,000	1,744,088
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,316,940
5.875% 2/1/22	22,275,000	22,908,695
6% 8/1/20	2,555,000	2,631,650
6.25% 2/1/22	410,000	422,813
6.75% 2/1/24	740,000	779,072
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.59% 12/21/65 (a)(b)(c)	1,755,000	1,665,056
International Lease Finance Corp. 4.625% 4/15/21	510,000	544,522
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,351,125
5.25% 11/15/24 (a)	3,460,000	3,684,900
SLM Corp.:
4.875% 6/17/19	1,495,000	1,545,456
5.5% 1/15/19	1,380,000	1,428,714
5.5% 1/25/23	2,360,000	2,383,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		59,648,818

Diversified Media - 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	485,000	501,975
Energy - 12.5%
Antero Resources Corp.:
5% 3/1/25	2,505,000	2,454,900
5.125% 12/1/22	4,870,000	4,882,175
5.625% 6/1/23 (Reg. S)	4,530,000	4,609,275
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	820,000	848,700
5.875% 3/31/25	1,970,000	2,117,750
7% 6/30/24	1,070,000	1,217,125
Concho Resources, Inc. 4.375% 1/15/25	4,720,000	4,908,800
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.9817% 6/15/22 (a)(b)(c)	4,435,000	4,435,019
Continental Resources, Inc.:
3.8% 6/1/24	1,535,000	1,427,550
4.5% 4/15/23	6,910,000	6,806,350
4.9% 6/1/44	2,325,000	1,966,020
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	3,995,000	4,044,938
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,256,200
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,135,000	1,135,000
Ensco PLC:
4.5% 10/1/24	690,000	503,700
5.2% 3/15/25	5,600,000	4,172,000
8% 1/31/24	880,000	792,000
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,110,000	1,085,025
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,219,000	1,261,665
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	6,632,000	6,267,240
5.75% 10/1/25 (a)	2,990,000	2,885,350
Nabors Industries, Inc. 5.5% 1/15/23	899,000	843,146
Newfield Exploration Co. 5.375% 1/1/26	3,475,000	3,631,375
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	990,000	881,100
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	190,000	195,225
4.875% 8/15/27 (a)	190,000	195,700
Noble Holding International Ltd.:
4.625% 3/1/21	881,000	751,053
7.75% 1/15/24	3,005,000	2,321,302
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	540,000	541,350
Precision Drilling Corp.:
5.25% 11/15/24	480,000	418,800
6.5% 12/15/21	460,000	446,200
Range Resources Corp.:
4.875% 5/15/25	1,135,000	1,086,763
5% 8/15/22 (a)	1,500,000	1,473,750
5% 3/15/23 (a)	2,575,000	2,542,813
Sabine Pass Liquefaction LLC 5.75% 5/15/24	2,950,000	3,280,800
Southwestern Energy Co.:
4.1% 3/15/22	1,700,000	1,568,250
5.8% 1/23/20 (b)	1,150,000	1,184,500
6.7% 1/23/25 (b)	625,000	609,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,122,488
5.125% 2/1/25 (a)	460,000	472,650
5.25% 5/1/23	275,000	281,188
5.375% 2/1/27 (a)	460,000	476,100
6.75% 3/15/24	1,640,000	1,775,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	509,250
5.875% 10/1/20	620,000	630,075
6.125% 10/15/21	350,000	361,813
The Williams Companies, Inc.:
3.7% 1/15/23	3,295,000	3,270,288
4.55% 6/24/24	3,855,000	3,941,738
Whiting Petroleum Corp. 5.75% 3/15/21	520,000	488,800

TOTAL ENERGY		96,377,974

Food & Drug Retail - 0.3%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	345,000	351,900
Tesco PLC 6.15% 11/15/37 (a)	1,589,000	1,666,654

TOTAL FOOD & DRUG RETAIL		2,018,554

Food/Beverage/Tobacco - 2.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,270,000	1,246,188
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,681,875
ESAL GmbH 6.25% 2/5/23 (a)	2,920,000	2,839,700
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,255,000	1,267,550
7.75% 10/28/20 (a)	570,000	584,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	505,000	511,313
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	2,062,500
4.875% 11/1/26 (a)	1,325,000	1,374,886
Minerva Luxembourg SA 6.5% 9/20/26 (a)	4,135,000	4,147,612
Vector Group Ltd. 6.125% 2/1/25 (a)	5,995,000	6,144,875

TOTAL FOOD/BEVERAGE/TOBACCO		21,860,749

Gaming - 5.5%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	355,000	385,175
MCE Finance Ltd. 4.875% 6/6/25 (a)	5,300,000	5,321,110
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	9,895,000	10,068,163
Scientific Games Corp. 7% 1/1/22 (a)	2,705,000	2,887,588
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,853,250
Wynn Macau Ltd. 5.25% 10/15/21 (a)	20,610,000	21,053,115

TOTAL GAMING		42,568,401

Healthcare - 6.5%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	255,000	255,191
Community Health Systems, Inc.:
5.125% 8/1/21	3,035,000	3,038,794
6.25% 3/31/23	7,865,000	7,923,988
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,185,000	1,223,513
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	5,018,063
5% 3/15/24	1,030,000	1,094,375
5.25% 6/15/26	7,245,000	7,797,431
IMS Health, Inc. 5% 10/15/26 (a)	1,030,000	1,078,925
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	340,000	337,450
5.5% 4/15/25 (a)	965,000	899,863
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,755,000	1,820,813
6.375% 3/1/24	960,000	1,042,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,195,079
5.5% 2/1/21	5,385,000	5,600,400
Teleflex, Inc. 4.875% 6/1/26	5,545,000	5,711,350
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,509,131
4.625% 7/15/24 (a)	1,470,000	1,469,706
Valeant Pharmaceuticals International, Inc. 6.5% 3/15/22 (a)	2,190,000	2,296,763
Wellcare Health Plans, Inc. 5.25% 4/1/25	650,000	680,875

TOTAL HEALTHCARE		49,994,510

Homebuilders/Real Estate - 3.0%
CalAtlantic Group, Inc.:
5% 6/15/27	1,470,000	1,473,675
5.25% 6/1/26	260,000	267,800
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,385,000	1,385,914
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,231,325
4.875% 12/15/23	900,000	951,750
M/I Homes, Inc. 5.625% 8/1/25 (a)	395,000	400,925
Mattamy Group Corp.:
6.5% 11/15/20 (a)	1,545,000	1,575,900
6.875% 12/15/23 (a)	1,105,000	1,124,338
PulteGroup, Inc.:
4.25% 3/1/21	4,300,000	4,467,270
5% 1/15/27	1,000,000	1,030,000
Starwood Property Trust, Inc. 5% 12/15/21	1,530,000	1,585,463
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,719,144
5.875% 4/15/23 (a)	785,000	832,100
Toll Brothers Finance Corp. 4.875% 3/15/27	2,541,000	2,610,878
VEREIT Operating Partnership LP:
4.125% 6/1/21	710,000	745,564
4.875% 6/1/26	710,000	762,616

TOTAL HOMEBUILDERS/REAL ESTATE		23,164,662

Hotels - 0.9%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,888,260
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,000,000	1,044,900
4.875% 4/1/27	590,000	625,400

TOTAL HOTELS		6,558,560

Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	515,000	565,213
Silversea Cruises 7.25% 2/1/25 (a)	540,000	581,850

TOTAL LEISURE		1,147,063

Metals/Mining - 2.4%
ArcelorMittal SA 6.125% 6/1/25	1,300,000	1,491,750
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	210,000	216,825
5.125% 5/15/24 (a)	1,460,000	1,514,750
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,394,375
3.875% 3/15/23	1,395,000	1,381,050
4.55% 11/14/24	2,320,000	2,314,200
Lundin Mining Corp. 7.5% 11/1/20 (a)	3,545,000	3,700,094
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,600,000	1,632,000

TOTAL METALS/MINING		18,645,044

Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	4,575,000	4,632,188
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	590,000	605,488
5% 6/1/24 (a)	1,845,000	1,928,579

TOTAL RESTAURANTS		7,166,255

Services - 1.9%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,530,437
5.125% 1/15/24	4,015,000	4,265,938
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	585,000	599,818
4.375% 8/15/27 (a)	615,000	627,300
CDK Global, Inc. 4.875% 6/1/27 (a)	715,000	725,725
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,675,413
5% 10/15/22	130,000	134,550
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	975,000	903,094

TOTAL SERVICES		14,462,275

Steel - 1.7%
Commercial Metals Co. 5.375% 7/15/27	1,865,000	1,944,263
Steel Dynamics, Inc.:
5% 12/15/26	960,000	1,015,200
5.125% 10/1/21	8,800,000	9,030,560
5.25% 4/15/23	1,300,000	1,345,500

TOTAL STEEL		13,335,523

Super Retail - 0.1%
L Brands, Inc. 6.75% 7/1/36	722,000	683,842
Technology - 7.0%
EMC Corp. 2.65% 6/1/20	2,400,000	2,367,335
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	563,756
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	515,000	531,094
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,135,000	2,223,069
5.25% 1/15/24 (a)	1,370,000	1,424,800
5.625% 1/15/26 (a)	3,060,000	3,227,933
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,692,000	2,732,380
5.625% 12/15/26 (a)	1,960,000	2,045,750
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,490,000	2,577,150
4.125% 6/1/21 (a)	4,975,000	5,203,850
4.625% 6/15/22 (a)	2,885,000	3,079,738
4.625% 6/1/23 (a)	2,290,000	2,448,125
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,616,775
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	7,022,438
7% 12/1/25	3,345,000	3,788,213
Sensata Technologies BV:
4.875% 10/15/23 (a)	1,440,000	1,501,200
5% 10/1/25 (a)	2,020,000	2,115,950
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,465,000	2,693,013
Symantec Corp. 5% 4/15/25 (a)	1,720,000	1,801,184
VeriSign, Inc.:
4.75% 7/15/27 (a)	725,000	737,615
5.25% 4/1/25	1,012,000	1,082,840

TOTAL TECHNOLOGY		53,784,208

Telecommunications - 7.6%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	925,600
6.625% 2/15/23 (a)	3,480,000	3,680,100
7.5% 5/15/26 (a)	11,155,000	12,216,956
Columbus International, Inc. 7.375% 3/30/21 (a)	3,033,000	3,244,703
CommScope Technologies Finance LLC 5% 3/15/27 (a)	890,000	886,930
Equinix, Inc. 5.375% 5/15/27	650,000	699,563
Inmarsat Finance PLC 4.875% 5/15/22 (a)	810,000	824,175
Level 3 Financing, Inc. 5.25% 3/15/26	1,519,000	1,553,178
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,487,050
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,980,000	2,039,400
5.125% 4/15/25	1,525,000	1,601,708
6% 3/1/23	5,535,000	5,832,506
6% 4/15/24	1,450,000	1,542,438
6.5% 1/15/24	1,700,000	1,814,750
6.625% 4/1/23	6,980,000	7,355,175
Telecom Italia Capital SA:
6% 9/30/34	1,091,000	1,205,555
6.375% 11/15/33	1,095,000	1,251,038
Telecom Italia SpA 5.303% 5/30/24 (a)	2,750,000	2,976,875
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	5,180,000	5,244,750

TOTAL TELECOMMUNICATIONS		58,382,450

Utilities - 4.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,324,488
DPL, Inc. 6.75% 10/1/19	5,000,000	5,237,500
NRG Energy, Inc.:
6.25% 5/1/24	2,245,000	2,323,575
6.625% 1/15/27	665,000	698,250
NRG Yield Operating LLC 5% 9/15/26	2,445,000	2,500,013
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,293,506	7,858,753
The AES Corp.:
3 month U.S. LIBOR + 3.000% 4.2018% 6/1/19 (b)(c)	204,000	204,255
4.875% 5/15/23	9,680,000	9,897,800
5.125% 9/1/27	625,000	635,938
6% 5/15/26	2,155,000	2,300,463

TOTAL UTILITIES		34,981,035

TOTAL NONCONVERTIBLE BONDS
(Cost $603,775,078)		624,610,299

Bank Loan Obligations - 5.6%
Aerospace - 0.9%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2639% 8/22/24 (b)(c)	1,480,000	1,481,317
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.2928% 6/4/21 (b)(c)	3,302,253	3,306,017
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/9/23 (b)(c)	2,020,547	2,022,851

TOTAL AEROSPACE		6,810,185

Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 12/14/23 (b)(c)	1,650,000	1,653,614
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5611% 4/1/24 (b)(c)	1,625,925	1,632,526

TOTAL AIR TRANSPORTATION		3,286,140

Broadcasting - 0.3%
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2289% 10/4/23 (b)(c)	1,928,068	1,927,836
Cable/Satellite TV - 0.6%
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 9/30/25 (b)(c)	1,535,000	1,527,325
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2306% 1/19/21 (b)(c)	723,188	722,739
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 4/15/25 (b)(c)	2,565,000	2,557,305

TOTAL CABLE/SATELLITE TV		4,807,369

Chemicals - 0.0%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2374% 5/17/24 (b)(c)	210,000	210,525
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	349,600	339,402
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8038% 10/30/22(b)(c)	1,521,188	1,502,812
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2283% 6/16/23 (b)(c)	1,301,738	1,307,088

TOTAL FOOD & DRUG RETAIL		3,149,302

Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/24/24 (b)(c)	320,000	320,342
Gaming - 0.2%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 4/18/24 (b)(c)	1,210,000	1,211,815
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5122% 8/14/24 (b)(c)	510,000	513,443

TOTAL GAMING		1,725,258

Healthcare - 0.5%
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3% 12/1/23 (b)(c)	2,233,775	2,248,853
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	1,531,274	1,556,800

TOTAL HEALTHCARE		3,805,653

Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5082% 2/17/24 (b)(c)	1,846,617	1,840,265
Super Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (b)(c)	1,984,557	1,953,141
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	1,620,926	1,423,384

TOTAL SUPER RETAIL		3,376,525

Technology - 0.5%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 2/15/24 (b)(c)	2,072,772	2,076,234
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3104% 11/3/23 (b)(c)	1,414,025	1,415,199

TOTAL TECHNOLOGY		3,491,433

Telecommunications - 0.3%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/22/24 (b)(c)	1,575,000	1,573,520
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 1/31/25 (b)(c)	185,000	183,883
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	543,638	543,638
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	49,750	50,088

TOTAL TELECOMMUNICATIONS		2,351,129

Utilities - 0.8%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (b)(c)	4,287,416	4,275,369
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (b)(c)	511,364	510,244
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	1,561,088	1,561,088

TOTAL UTILITIES		6,346,701

TOTAL BANK LOAN OBLIGATIONS
(Cost $43,455,147)		43,448,663

Preferred Securities - 8.8%
Banks & Thrifts - 8.8%
Bank of America Corp.:
6.1% (b)(d)	2,440,000	2,742,799
6.25% (b)(d)	12,760,000	14,413,322
6.5% (b)(d)	2,245,000	2,583,467
Barclays Bank PLC 7.625% 11/21/22	8,435,000	9,869,674
Barclays PLC:
6.625% (b)(d)	1,255,000	1,297,843
8.25% (b)(d)	230,000	247,895
BNP Paribas SA 7.375% (a)(b)(d)	1,865,000	2,109,978
Citigroup, Inc.:
5.875% (b)(d)	3,735,000	3,997,287
5.95% (b)(d)	8,275,000	9,082,836
5.95% (b)(d)	1,115,000	1,180,087
6.125% (b)(d)	2,860,000	3,113,802
Credit Agricole SA:
6.625% (a)(b)(d)	7,195,000	7,501,521
7.875% (a)(b)(d)	1,480,000	1,683,470
JPMorgan Chase & Co.:
5.3% (b)(d)	560,000	588,848
6.1% (b)(d)	1,135,000	1,268,930
6.75% (b)(d)	3,910,000	4,489,408
Royal Bank of Scotland Group PLC 7.5% (b)(d)	1,110,000	1,185,302

TOTAL BANKS & THRIFTS		67,356,469

TOTAL PREFERRED SECURITIES
(Cost $61,860,632)		67,356,469
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (e)
(Cost $24,228,112)	24,223,268	24,228,112
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $733,318,969)		759,643,543
NET OTHER ASSETS (LIABILITIES) - 1.2%		8,949,283
NET ASSETS - 100%		$768,592,826

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,071,457 or 39.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$148,244
Total	$148,244

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$624,610,299	$--	$624,610,299	$--
Bank Loan Obligations	43,448,663	--	43,448,663	--
Preferred Securities	67,356,469	--	67,356,469	--
Money Market Funds	24,228,112	24,228,112	--	--
Total Investments in Securities:	$759,643,543	$24,228,112	$735,415,431	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.7%
Luxembourg	5.0%
Cayman Islands	4.2%
Canada	4.0%
United Kingdom	3.8%
Netherlands	2.9%
Ireland	1.9%
France	1.5%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $709,090,857)	$735,415,431
Fidelity Central Funds (cost $24,228,112)	24,228,112
Total Investment in Securities (cost $733,318,969)		$759,643,543
Receivable for investments sold		1,685,616
Interest receivable		9,075,835
Distributions receivable from Fidelity Central Funds		22,730
Total assets		770,427,724
Liabilities
Payable for investments purchased	$1,831,163
Distributions payable	57
Other payables and accrued expenses	3,678
Total liabilities		1,834,898
Net Assets		$768,592,826
Net Assets consist of:
Paid in capital		$731,989,515
Distributions in excess of net investment income		(367,116)
Accumulated undistributed net realized gain (loss) on investments		10,645,853
Net unrealized appreciation (depreciation) on investments		26,324,574
Net Assets, for 7,345,697 shares outstanding		$768,592,826
Net Asset Value, offering price and redemption price per share ($768,592,826 ÷ 7,345,697 shares)		$104.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Dividends		$4,649,850
Interest		36,076,858
Income from Fidelity Central Funds		148,244
Total income		40,874,952
Expenses
Custodian fees and expenses	$12,163
Independent directors' fees and expenses	3,166
Miscellaneous	10
Total expenses before reductions	15,339
Expense reductions	(6,160)	9,179
Net investment income (loss)		40,865,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,698,731
Fidelity Central Funds	5,483
Total net realized gain (loss)		13,704,214
Change in net unrealized appreciation (depreciation) on investment securities		(189,471)
Net gain (loss)		13,514,743
Net increase (decrease) in net assets resulting from operations		$54,380,516

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,865,773	$46,452,119
Net realized gain (loss)	13,704,214	(37,522,215)
Change in net unrealized appreciation (depreciation)	(189,471)	50,540,780
Net increase (decrease) in net assets resulting from operations	54,380,516	59,470,684
Distributions to shareholders from net investment income	(41,218,190)	(45,340,740)
Distributions to shareholders from net realized gain	(2,200,459)	–
Total distributions	(43,418,649)	(45,340,740)
Affiliated share transactions
Proceeds from sales of shares	41,500,001	74,737,848
Reinvestment of distributions	43,330,001	45,340,038
Cost of shares redeemed	(161,324,959)	(49,995,417)
Net increase (decrease) in net assets resulting from share transactions	(76,494,957)	70,082,469
Total increase (decrease) in net assets	(65,533,090)	84,212,413
Net Assets
Beginning of period	834,125,916	749,913,503
End of period	$768,592,826	$834,125,916
Other Information
Distributions in excess of net investment income end of period	$(367,116)	$–
Shares
Sold	395,982	746,796
Issued in reinvestment of distributions	419,297	457,967
Redeemed	(1,562,856)	(500,303)
Net increase (decrease)	(747,577)	704,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Specialized High Income Central Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$103.06	$101.49	$107.68	$103.63	$104.86
Income from Investment Operations
Net investment income (loss)A	5.489	5.682	5.462	5.687	6.163
Net realized and unrealized gain (loss)	1.901	1.436	(6.176)	3.995	(1.387)
Total from investment operations	7.390	7.118	(.714)	9.682	4.776
Distributions from net investment income	(5.531)	(5.548)	(5.476)	(5.632)	(6.006)
Distributions from net realized gain	(.289)	–	–	–	–
Total distributions	(5.820)	(5.548)	(5.476)	(5.632)	(6.006)
Net asset value, end of period	$104.63	$103.06	$101.49	$107.68	$103.63
Total ReturnB	7.39%	7.39%	(.70)%	9.53%	4.58%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	5.31%	5.75%	5.22%	5.34%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$768,593	$834,126	$749,914	$474,640	$396,497
Portfolio turnover rateF	51%	46%	49%	78%	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective September 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to September 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to September 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,543,932
Gross unrealized depreciation	(2,269,356)
Net unrealized appreciation (depreciation)	$26,274,576
Tax Cost	$733,368,967

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,444,383
Undistributed long-term capital gain	$8,884,351
Net unrealized appreciation (depreciation) on securities and other investments	$26,274,576

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$42,390,753	$45,340,740
Long-term Capital Gains	1,027,896	–
Total	$43,418,649	$45,340,740

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $381,235,756 and $453,051,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,887.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,273.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 16, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolio LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.0016%	$1,000.00	$1,035.60	$.01
Hypothetical-C		$1,000.00	$1,025.20	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Specialized High Income Central Fund voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $ 1.452 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $9,912,247, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,110,254 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SHI-ANN-1017
1.820817.112

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$49,000	$100	$9,200	$1,500
Fidelity Specialized High Income Central Fund	$58,000	$100	$9,200	$1,700

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$51,000	$100	$7,100	$1,200
Fidelity Specialized High Income Central Fund	$59,000	$100	$8,900	$1,400

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2017A	August 31, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2017A	August 31, 2016A
Deloitte Entities	$385,000	$85,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J, Galligan III
Chief Financial Officer

Date:	October 26, 2017